Subsequent Events (Details Narrative) - Crescent Acquisition [Member] - USD ($)	Jul. 02, 2018	Jun. 30, 2018	Dec. 31, 2017
Additional deposit		$ 20,000	$ 20,000
Subsequent Event [Member]
Additional deposit	$ 80,000